Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Payable [Line Items]
Total notes payable	$ 6,000	$ 6,000		$ 6,000
Less current portion	(4,667)	(2,000)	$ (2,000)
Long-term notes payable	1,333	4,000	4,000
Promissory Note Dated April10, 2017 with Annual Interest at 12%, Due Between April and July 2022
Notes Payable [Line Items]
Total notes payable	4,000	4,000	4,000
Promissory Note Dated December 7, 2017 with Annual Interest at 12%, Due December 2021
Notes Payable [Line Items]
Total notes payable	$ 2,000	$ 2,000	$ 2,000